Income taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income taxes
12.	Income taxes

The following table presents a summary of U.S. and foreign income tax expense components:

	As of December 31, 2018	As of December 31, 2017	As of December 31, 2016
Current:
Foreign	(10,289)	(7,682)	(4,459)
Federal	(1,336)	(36)	(50)
Deferred:
Foreign	8,749	2,063	663
Withholding:
Foreign	(3,921)	(6,339)	(6,692)
Federal	(272)	—	—

Income tax expense	$(7,069)	$(11,994)	$(10,538)

Below the classification of deferred tax assets/liabilities by current and non-current:

	As of December 31, 2018	As of December 31, 2017
Non-Current deferred tax assets	30,758	47,242

Total deferred tax assets	30,758	47,242

Less valuation allowance	(18,007)	(42,584)
Net deferred tax assets	12,751	4,658
Non-Current deferred tax liabilities	—	—

Total deferred tax liabilities	—	—

Total deferred tax	12,751	4,658

The Company had adopted ASU 2015-17, which requires entities to present deferred tax assets and deferred tax liabilities as noncurrent in a classified statement of financial position. The Company adopted the retrospective approach.

As of December 31, 2018, consolidated loss carryforwards for income tax purposes were $79,022. If not utilized, tax loss carryforwards will begin to expire as follows:

Expiration Date	NOLs Amount
Expires 2020	32
Thereafter	29,124
Without expiration dates	49,866

TOTAL (1)	79,022

(1)	A partial valuation allowance is booked as of December 31, 2018 in order to reserve $58,275 of the tax loss carryforwards detailed above.

NOLs Carryforwards expiration:

•	Brazil: $46,292. No expiration but offset limitation of 30% of the taxable income by fiscal year.

•	USA: $6,851. Expiration after 20 years, but offset limitation of 90% of the taxable income by fiscal year.

•	Argentina: $5,068. Five fiscal years expiration.

•	Colombia: $ 5,371. Twelve fiscal years expiration in general.

•	Venezuela: $ 64. Three fiscal years expiration, but offset limitation of 25% of the taxable income by fiscal year.

•	Peru: $3,574. No expiration, but offset limitation of 50% of the taxable income by fiscal year.

•	Mexico: $9,858. Ten fiscal years expiration.

•	Uruguay: $1,220. Five fiscal years expiration.

•	Panama: $397. Five fiscal years expiration.

•	Spain: $219. No expiration.

•	Ecuador: $108. Five fiscal years expiration.

Deferred tax assets and liabilities are recognized for the future tax consequences of differences between the carrying amounts of assets and liabilities and their respective tax bases using enacted tax rates in effect for the year in which the differences are expected to reverse. The Company has foreign subsidiaries with aggregated undistributed earnings of $ 61,897 as of December 31, 2018. We have not provided deferred income taxes on taxable temporary differences related to investments in certain foreign subsidiaries where the foreign subsidiary has or will invest undistributed earnings indefinitely outside of the United States. In the event we distribute such earnings in the form of dividends or otherwise, we may be subject to income taxes. Further, a sale of these subsidiaries may cause these temporary differences to become taxable. Due to complexities in tax laws, uncertainties related to the timing and source of any potential distribution of such earnings, and other important factors such as the amount of associated foreign tax credits, it is not practicable to estimate the amount of unrecognized deferred taxes on these taxable temporary differences.

The Company’s management considers the earnings of the foreign subsidiaries to be indefinitely reinvested, other than certain earnings the distributions of which do not imply withholdings or state income taxes, and for that reason has not recorded a deferred tax liability.

The following table summarizes the composition of deferred tax assets and liabilities as of the years ended December 31, 2018 and 2017:

	December 31, 2018	December 31, 2017
Deferred Tax Assets
Tax loss carryforwards	23,445	33,067
Allowance for doubtful accounts	175	322
Royalties	2,296	1,379
Provisions and other assets	6,037	12,474
Property and equipment	(125)	—
Others	(1,070)	—

Total Deferred Tax Assets	30,758	47,242

Less valuation allowance	(18,007)	(42,584)

Total Deferred Tax Assets, net	12,751	4,658

Deferred Tax Liabilities	—	—

Total Deferred Tax Liabilities	—	—

Total Deferred Tax	12,751	4,658

The following is a reconciliation of the difference between the actual provision for income taxes and the provision computed by applying the weighted average income tax rate for 2018, 2017 and 2016 to income / (loss) before taxes:

	As of December 31, 2018	As of December 31, 2017	As of December 31, 2016
Net Income / (Loss) before Income Tax	26,223	54,360	28,335
Weighted average income tax rate (3)	39%	33%	30%

Income tax expense at weighted average income tax rate	10,273	17,740	8,501
Permanent differences:
(Non-Taxable Income) / Non-Deductible Losses (1)	(1,448)	(10,714)	(6,826)
Foreign non-creditable withholding tax (2)	4,193	6,339	6,692
Non-deductible expenses	1,346	2,223	2,928
Currency translation adjustment	1,902
Others	540	(651)	(94)
True up	1,204
Change in Valuation allowance	(10,941)	(2,943)	(663)

Income Tax expense	7,069	11,994	10,538

(1)	Includes tax benefits/losses generated by operations located in the Uruguayan “Free Trade Zone” and the benefits from Promotion Software Law in Argentina.
(2)	Includes foreign withholding taxes on royalties and services.
(3)

The Company uses a weighted average rate for the income tax reconciliation, since most of the business operations are run by subsidiaries located outside the U.S. The calculation is performed based on an average between the enacted tax rates of the foreign jurisdictions.

The following table presents the changes in the Company’s valuation allowance as of December 31, 2018, 2017 and 2016:

	Balance of beginning of period	Increase	(Decrease)	Balance at end of period
2018	42,584	997	(25,574)	18,007
2017	45,526	4,716	(7,658)	42,584
2016	46,189	1,897	(2,560)	45,526

Tax Reform

Argentina

On December 27, 2017, the Argentine Senate approved a comprehensive income tax reform effective since January 1, 2018. Among the key features of the bill, (i) reduces the current 35% income tax rate to 30% for 2018 and 2019, and to 25% as from 2020; (ii) imposes a dividend withholding tax paid by an Argentine entity of 7% for 2018 and 2019, increasing to 13% as from 2020; (iii) repeals the “equalization tax” (i.e., 35% withholding applicable to dividends distributed in excess of the accumulated taxable income) for income accrued from January 1, 2018; iv) imposes income tax on indirect sales of assets located in Argentina for new stock acquisition, when Argentinean assets represent at least 30% of the value of the foreign entity; v) creates new rules applicable to controlled foreign companies for tax recognition of foreign profit investment; vi) introduces taxation of foreign digital services on VAT for B2C (business to consumer) transactions; vii) establishes an advance pricing agreement regime and, viii) establishes a mutual agreement procedure for tax treaty interpretation disputes.

USA

On December 22, 2017, the U.S. government enacted a comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”). The Tax Act made broad and complex changes to the U.S. tax code, including, but not limited to, (1) requiring a one-time transition tax on certain unrepatriated earnings of foreign subsidiaries that is payable over eight years and (2) bonus depreciation that will allow for full expensing of qualified property.

The Tax Act also established new tax laws that came into effect on January 1, 2018, including, but not limited to: (a) the elimination of the corporate alternative minimum tax (“AMT”); (b) the creation of the base erosion anti-abuse tax (“BEAT”), a new minimum tax; (c) a general elimination of U.S. federal income taxes on dividends from foreign subsidiaries -participation exemption system-; (d) a new provision designed to tax global intangible low-taxed income (“GILTI”), which allows for the possibility of using foreign tax credits (“FTCs”) and a deduction of up to 50 percent to offset income tax liability (subject to some limitations); (e) a new limitation on deductible interest expense; (f) the repeal of the domestic production activity deduction; (g) limitations on the deductibility of certain executive compensation; (h) limitations on the use of FTCs to reduce the U.S. income tax liability; and (i) limitations on net operating losses (“NOLs”) generated after December 31, 2017, to 80 percent of taxable income and the elimination of expiration rules.

The Deemed Repatriation Transition Tax (“Transition Tax”) is a tax on previously untaxed accumulated and current earnings and profits (“E&P”) of certain of our foreign subsidiaries. To determine the amount of the Transition Tax, the Company must determine, in addition to other factors, the amount of post-1986 E&P of the relevant subsidiaries, as well as the amount of non-U.S. income taxes paid on such earnings. The Company determined that no tax liability related to the Transition Tax is due. Accordingly, no adjustments have been made to income tax expense.

The Tax Act created a new requirement that certain income (i.e., GILTI) earned by controlled foreign corporations (CFCs) must be included in the gross income of the CFCs’ U.S. shareholder. GILTI is the excess of the shareholder’s “net CFC tested income” over the net deemed tangible income return, which is currently defined as the excess of (1) 10 percent of the aggregate of the U.S. shareholder’s pro rata share of the qualified business asset investment of each CFC with respect to which it is a U.S. shareholder over (2) the amount of certain interest expenses taken into account in the determination of net CFC-tested income. In addition, Tax Law allows to offset foreign tax credit against GILTI liability, with some limitations.

Under U.S. GAAP, the Company was allowed to make an accounting policy choice of either (1) treat GILTI as a period cost if and when incurred, or (2) recognize deferred taxes for basis differences that are expected to reverse as GILTI in future years. The Company selected the period cost method.

The Company estimates that GILTI liability for 2018 fiscal year will be fully compensated against available foreign tax credit. Therefore, it is not recorded any impact as of December 31, 2018.